Average Annual Total Returns - MCI - Victory Market Neutral Income Fund	Class I 1 Year	Class I 5 Years	Class I Life of Class		Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions Life of Class		Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares Life of Class		FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 1 Year	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 5 Years	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	4.83%	4.42%	2.55%	[1]	3.47%	3.51%	1.72%	[1]	3.65%	3.33%	1.82%	[1]	0.58%	1.16%	0.73%

[1]	Inception date of the Fund is November 20, 2012.